Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

The following table sets forth information concerning the compensation of our CEO and other NEOs for the prior three fiscal years and our financial performance for each such fiscal year:

Pay Versus Performance Table

					Year-end value of $100 invested on 12/28/19 in:
Year	Summary Compen- sation Table Total for CEO $	Compen- sation Actually Paid to CEO (1)(2) $	Average Summary Compen- sation Table Total for Non-CEO NEOs $	Average Compen- sation Actually Paid to Non- CEO NEOs(1)(2) $	STKL $	Compen- sation Bench- marking Peer Group(3) $	Net Income (in millions) $	Adj. EBITDA (in millions) $
2022	7,801,397	7,265,129	1,544,432	1,969,160	338.96	86.79	-4.841	83.709
2021	2,342,370	1,788,601	1,214,868	660,352	279.12	105.74	-1.172	60.623
2020	2,679,692	29,771,448	1,396,512	4,466,828	468.67	116.84	82.428	58.712

(1) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Joseph Ennen	Average Non-CEO NEOs	Joseph Ennen	Average Non-CEO NEOs	Joseph Ennen	Average Non-CEO NEOs
	$	$	$	$	$	$

Total Compensation from Summary Compensation Table	7,801,397	1,544,432	2,342,370	1,214,868	2,679,692	1,396,512

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(6,907,249)	(1,049,093)	(1,582,653)	(760,053)	(874,998)	(571,054)
Year-end fair value of unvested awards granted in the current year	8,319,596	1,313,452	735,289	318,364	3,733,536	1,841,698
Year-over-year difference of year-end fair values for unvested awards granted in prior years	926,983	92,586	(3,474,381)	(458,148)	20,135,238	1,459,113
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(2,875,597)	67,784	3,767,975	345,320	4,097,980	340,559
Forfeitures during current year equal to prior year-end fair value	-	-	-	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-	-	-
Total Adjustments for Equity Awards	(536,268)	424,728	(553,769)	(554,517)	27,091,756	3,070,316

Compensation Actually Paid (as calculated)	7,265,129	1,969,160	1,788,601	660,352	29,771,448	4,466,828

(2) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives: Scott Huckins, Jill Barnett, Michael Buick, Chris Whitehair. These were the NEOs for 2022, 2021, and 2020.

(3) Reflects our peer group used for compensation benchmarking purposes as detailed on page 40 in the Compensation Discussion & Analysis. The compensation peer group was updated in 2021 to reflect companies that were better suited to SunOpta's size and business. At that time, Farmer Bros. Co., Flowers Foods, Inc., Darling Ingredients, Inc., and Sanderson Farms, Inc., were replaced with BellRing Brands, Inc., Beyond Meat, Inc., Utz Brands, Inc., and Vital Farms, Inc. If the prior peer group used in 2020 was used in the table above, cumulative TSR for 2020, 2021, and 2022 would have been $128.71, $145.70, and $123.38, respectively. TSR for Vital Farms is measured as of the date of their initial public offering in 2020. Sanderson Farms was taken private in 2022 and is excluded from the TSR calculation for 2022.

Named Executive Officers, Footnote [Text Block]	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives: Scott Huckins, Jill Barnett, Michael Buick, Chris Whitehair. These were the NEOs for 2022, 2021, and 2020.
Peer Group Issuers, Footnote [Text Block]	Reflects our peer group used for compensation benchmarking purposes as detailed on page 40 in the Compensation Discussion & Analysis. The compensation peer group was updated in 2021 to reflect companies that were better suited to SunOpta's size and business. At that time, Farmer Bros. Co., Flowers Foods, Inc., Darling Ingredients, Inc., and Sanderson Farms, Inc., were replaced with BellRing Brands, Inc., Beyond Meat, Inc., Utz Brands, Inc., and Vital Farms, Inc. If the prior peer group used in 2020 was used in the table above, cumulative TSR for 2020, 2021, and 2022 would have been $128.71, $145.70, and $123.38, respectively. TSR for Vital Farms is measured as of the date of their initial public offering in 2020. Sanderson Farms was taken private in 2022 and is excluded from the TSR calculation for 2022.
PEO Total Compensation Amount	$ 7,801,397	$ 2,342,370	$ 2,679,692
PEO Actually Paid Compensation Amount	7,265,129	1,788,601	29,771,448
Non-PEO NEO Average Total Compensation Amount	1,544,432	1,214,868	1,396,512
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,969,160	660,352	4,466,828
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 338.96	279.12	468.67
Peer Group Total Shareholder Return Amount	86.79	105.74	116.84
Net Income (Loss)	$ (4,841,000)	$ (1,172,000)	$ (82,428,000)
Company Selected Measure Amount	83,709,000	60,623,000	58,712,000
Principal Executive Officer Joseph Ennen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,801,397	$ 2,342,370	$ 2,679,692
PEO Actually Paid Compensation Amount	7,265,129	1,788,601	29,771,448
Adjustment to Compensation Amount	(536,268)	(553,769)	27,091,756
Principal Executive Officer Joseph Ennen [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,907,249)	(1,582,653)	(874,998)
Principal Executive Officer Joseph Ennen [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,319,596	735,289	3,733,536
Principal Executive Officer Joseph Ennen [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	926,983	(3,474,381)	20,135,238
Principal Executive Officer Joseph Ennen [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Principal Executive Officer Joseph Ennen [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,875,597)	3,767,975	4,097,980
Principal Executive Officer Joseph Ennen [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Principal Executive Officer Joseph Ennen [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Named Executive Officers Non Chief Executive Officer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,544,432	1,214,868	1,396,512
PEO Actually Paid Compensation Amount	1,969,160	660,352	4,466,828
Adjustment to Compensation Amount	424,728	(554,517)	3,070,316
Named Executive Officers Non Chief Executive Officer [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,049,093)	(760,053)	(571,054)
Named Executive Officers Non Chief Executive Officer [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,313,452	318,364	1,841,698
Named Executive Officers Non Chief Executive Officer [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,586	(458,148)	1,459,113
Named Executive Officers Non Chief Executive Officer [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	0	0
Named Executive Officers Non Chief Executive Officer [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,784	345,320	340,559
Named Executive Officers Non Chief Executive Officer [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Named Executive Officers Non Chief Executive Officer [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0